Commitments and Contingencies - Purchase Obligation (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Purchase Obligations
Noncancellable commitments to suppliers for purchases	$ 1,688,000	$ 3,542,000	$ 4,347,000